Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($) D	Dec. 31, 2011 CNY D	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 Allowance for doubtful accounts CNY	Dec. 31, 2010 Allowance for doubtful accounts CNY	Dec. 31, 2009 Allowance for doubtful accounts CNY
Cash and Cash Equivalents and Restricted Cash
Maximum original maturity period of bank deposits and short-term, highly-liquid investments to be considered as cash equivalents (in days)	90	90
Guarantee deposits required by China Insurance Regulatory Commission		7,392	7,813
Accounts Receivable and Insurance Premium Receivables
Minimum period past due of balances reviewed individually for collectability (in days)	90	90
Accounts receivable, net
Accounts receivable		175,711	248,965
Allowance for doubtful accounts	(1,485)	(9,348)	(5,790)	(2,136)	(251)
Accounts receivable, net	26,433	166,363	243,175
Movement of the Group's allowance for doubtful accounts
Balance at the beginning of the year						5,790	2,136	251
Provision for doubtful accounts						3,572	5,136	1,885
Write-offs						(14)	(1,482)
Balance at the ending of the year						9,348	5,790	2,136